Schedule V Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation allowance and reserves
Charged to Costs and Expenses	$ (14)	$ 26	$ 157
Write-offs/ Payments/ Other	(20)	(79)	(368)
Allowance for Doubtful Accounts, Premiums and Other Receivables		119
Valuation allowance for deferred taxes [Member]
Movement in Valuation allowance and reserves
Balance January 1,	83	165	87
Charged to Costs and Expenses	(25)	(82)	78
Translation Adjustment	0	0	0
Write-offs/ Payments/ Other	0	0	0
Balance December 31,	58	83	165
Valuation allowance on mortgage loans [Member]
Movement in Valuation allowance and reserves
Balance January 1,	102	155	366
Charged to Costs and Expenses	(14)	26	157
Translation Adjustment	0	0	0
Write-offs/ Payments/ Other	(20)	(79)	(368)
Balance December 31,	68	102	155
Allowance for uncollectible reinsurance [Member]
Movement in Valuation allowance and reserves
Balance January 1,	290	290	335
Charged to Costs and Expenses	10	5	11
Translation Adjustment	0	0	0
Write-offs/ Payments/ Other	(32)	(5)	(56)
Balance December 31,	268	290	290
Allowance for doubtful accounts and other [Member]
Movement in Valuation allowance and reserves
Balance January 1,	119	119	121
Charged to Costs and Expenses	44	45	53
Translation Adjustment	0	0	0
Write-offs/ Payments/ Other	(46)	(45)	(55)
Balance December 31,		119	119
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 117